SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

	Principal Amount	Value
Asset-Backed Securities—17.6%
Auto Loans/Leases—10.5%
American Credit Acceptance Receivables Trust:
Series 2017-4, Cl. C, 2.94%, 1/10/24[1]	$2,076,594	$ 2,080,324
Series 2017-4, Cl. D, 3.57%, 1/10/24[1]	3,368,000	3,411,583
Series 2018-2, Cl. C, 3.70%, 7/10/24[1]	4,275,000	4,314,016
Series 2018-3, Cl. B, 3.49%, 6/13/22[1]	1,295,000	1,299,286
Series 2018-3, Cl. D, 4.14%, 10/15/24[1]	410,000	420,175
Series 2018-4, Cl. C, 3.97%, 1/13/25[1]	2,935,000	2,984,931
Series 2019-2, Cl. D, 3.41%, 6/12/25[1]	2,340,000	2,375,333
Series 2019-3, Cl. C, 2.76%, 9/12/25[1]	2,700,000	2,717,131
AmeriCredit Automobile Receivables Trust:
Series 2017-2, Cl. D, 3.42%, 4/18/23	3,735,000	3,811,429
Series 2017-3, Cl. D, 3.18%, 7/18/23	4,000,000	4,048,311
Series 2017-4, Cl. D, 3.08%, 12/18/23	2,885,000	2,942,056
Series 2018-3, Cl. C, 3.74%, 10/18/24	4,225,000	4,417,343
Series 2019-2, Cl. C, 2.74%, 4/18/25	1,645,000	1,661,698
Series 2019-2, Cl. D, 2.99%, 6/18/25	4,570,000	4,649,291
Series 2019-3, Cl. D, 2.58%, 9/18/25	2,285,000	2,291,414
Capital Auto Receivables Asset Trust:
Series 2017-1, Cl. D, 3.15%, 2/20/25[1]	560,000	567,748
Series 2018-2, Cl. B, 3.48%, 10/20/23[1]	2,025,000	2,052,837
Series 2018-2, Cl. C, 3.69%, 12/20/23[1]	1,950,000	1,979,697
CarMax Auto Owner Trust:
Series 2015-3, Cl. D, 3.27%, 3/15/22	3,045,000	3,048,598
Series 2016-1, Cl. D, 3.11%, 8/15/22	2,045,000	2,049,917
Series 2017-1, Cl. D, 3.43%, 7/17/23	2,675,000	2,712,714
Series 2017-4, Cl. D, 3.30%, 5/15/24	1,435,000	1,456,277
Series 2018-1, Cl. D, 3.37%, 7/15/24	1,095,000	1,114,387
Series 2018-4, Cl. C, 3.85%, 7/15/24	1,470,000	1,538,796
Series 2019-3, Cl. D, 2.85%, 1/15/26	1,375,000	1,389,132
CIG Auto Receivables Trust, Series 2017-1A, Cl. A, 2.71%,
5/15/23[1]	373,145	373,564
CPS Auto Receivables Trust:
Series 2018-A, Cl. B, 2.77%, 4/18/22[1]	2,080,000	2,083,639
Series 2018-B, Cl. B, 3.23%, 7/15/22[1]	2,480,000	2,492,296
CPS Auto Trust, Series 2017-A, Cl. B, 2.68%, 5/17/21[1]	88,600	88,606
Credit Acceptance Auto Loan Trust:
Series 2017-3A, Cl. C, 3.48%, 10/15/26[1]	2,865,000	2,910,040
Series 2018-1A, Cl. B, 3.60%, 4/15/27[1]	2,650,000	2,706,512
Series 2018-1A, Cl. C, 3.77%, 6/15/27[1]	3,630,000	3,710,774
Series 2018-2A, Cl. C, 4.16%, 9/15/27[1]	2,530,000	2,629,011
Series 2018-3A, Cl. C, 4.04%, 12/15/27[1]	3,585,000	3,720,801
Series 2019-1A, Cl. B, 3.75%, 4/17/28[1]	1,645,000	1,703,235
Series 2019-1A, Cl. C, 3.94%, 6/15/28[1]	2,335,000	2,421,888
Drive Auto Receivables Trust:
Series 2016-CA, Cl. D, 4.18%, 3/15/24[1]	1,905,000	1,934,345
Series 2017-1, Cl. D, 3.84%, 3/15/23	5,929,000	5,997,496
Series 2018-1, Cl. D, 3.81%, 5/15/24	2,545,000	2,592,327
Series 2018-2, Cl. D, 4.14%, 8/15/24	3,655,000	3,743,243

1 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Auto Loans/Leases (Continued)
Drive Auto Receivables Trust: (Continued)
Series 2018-3, Cl. D, 4.30%, 9/16/24	$3,340,000	$ 3,433,861
Series 2018-5, Cl. C, 3.99%, 1/15/25	3,380,000	3,478,600
Series 2019-1, Cl. C, 3.78%, 4/15/25	5,345,000	5,456,897
Series 2019-3, Cl. D, 3.18%, 10/15/26	3,575,000	3,639,403
Series 2019-4, Cl. D, 2.70%, 2/16/27	1,330,000	1,331,488
DT Auto Owner Trust:
Series 2016-4A, Cl. E, 6.49%, 9/15/23[1]	3,005,000	3,098,702
Series 2017-1A, Cl. D, 3.55%, 11/15/22[1]	2,360,000	2,375,975
Series 2017-2A, Cl. D, 3.89%, 1/15/23[1]	2,405,000	2,423,946
Series 2017-3A, Cl. D, 3.58%, 5/15/23[1]	1,180,000	1,191,050
Series 2017-3A, Cl. E, 5.60%, 8/15/24[1]	3,305,000	3,448,833
Series 2017-4A, Cl. D, 3.47%, 7/17/23[1]	5,210,000	5,250,075
Series 2017-4A, Cl. E, 5.15%, 11/15/24[1]	3,420,000	3,533,743
Series 2018-3A, Cl. B, 3.56%, 9/15/22[1]	4,280,000	4,332,267
Series 2018-3A, Cl. C, 3.79%, 7/15/24[1]	1,720,000	1,757,227
Series 2019-2A, Cl. D, 3.48%, 2/18/25[1]	2,090,000	2,137,289
Series 2019-3A, Cl. D, 2.96%, 4/15/25[1]	1,220,000	1,228,973
Exeter Automobile Receivables Trust:
Series 2018-1A, Cl. B, 2.75%, 4/15/22[1]	1,326,080	1,327,069
Series 2018-4A, Cl. B, 3.64%, 11/15/22[1]	3,575,000	3,607,712
Series 2019-1A, Cl. D, 4.13%, 12/16/24[1]	4,195,000	4,359,825
Series 2019-2A, Cl. C, 3.30%, 3/15/24[1]	5,180,000	5,272,650
Flagship Credit Auto Trust, Series 2016-1, Cl. C, 6.22%,
6/15/22[1]	4,265,000	4,407,618
GLS Auto Receivables Trust, Series 2018-1A, Cl. A, 2.82%,
7/15/22[1]	2,003,063	2,008,807
GM Financial Automobile Leasing Trust:
Series 2017-3, Cl. C, 2.73%, 9/20/21	1,565,000	1,566,742
Series 2018-2, Cl. C, 3.50%, 4/20/22	2,245,000	2,272,117
Navistar Financial Dealer Note Master Owner Trust II:
Series 2019-1, Cl. C, 2.968% [US0001M+95], 5/25/24[1,2]	375,000	375,510
Series 2019-1, Cl. D, 3.468% [US0001M+145], 5/25/24[1,2]	355,000	354,920
Prestige Auto Receivables Trust, Series 2019-1A, Cl. C, 2.70%,
10/15/24[1]	1,965,000	1,984,722
Santander Drive Auto Receivables Trust:
Series 2017-1, Cl. E, 5.05%, 7/15/24[1]	5,845,000	6,026,769
Series 2017-2, Cl. D, 3.49%, 7/17/23	2,875,000	2,910,271
Series 2017-3, Cl. D, 3.20%, 11/15/23	3,750,000	3,798,251
Series 2018-1, Cl. D, 3.32%, 3/15/24	1,605,000	1,625,648
Series 2018-2, Cl. D, 3.88%, 2/15/24	2,665,000	2,714,873
Series 2018-5, Cl. C, 3.81%, 12/16/24	3,645,000	3,713,281
Series 2019-2, Cl. D, 3.22%, 7/15/25	3,210,000	3,276,368
Series 2019-3, Cl. D, 2.68%, 10/15/25	2,805,000	2,818,840
Santander Retail Auto Lease Trust:
Series 2019-A, Cl. C, 3.30%, 5/22/23[1]	5,160,000	5,266,155
Series 2019-B, Cl. C, 2.77%, 8/21/23[1]	1,960,000	1,972,537
United Auto Credit Securitization Trust:
Series 2018-1, Cl. C, 3.05%, 9/10/21[1]	2,059,632	2,060,809

2 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Auto Loans/Leases (Continued)
United Auto Credit Securitization Trust: (Continued)
Series 2019-1, Cl. C, 3.16%, 8/12/24[1]	$2,475,000	$ 2,489,383
Veros Automobile Receivables Trust, Series 2017-1, Cl. A,
2.84%, 4/17/23[1]	82,540	82,535
Westlake Automobile Receivables Trust:
Series 2017-2A, Cl. E, 4.63%, 7/15/24[1]	4,070,000	4,158,225
Series 2018-1A, Cl. D, 3.41%, 5/15/23[1]	4,490,000	4,536,821
Series 2018-3A, Cl. B, 3.32%, 10/16/23[1]	3,067,000	3,090,737
		226,639,725

Credit Cards—4.8%
American Express Credit Account Master Trust, Series 2018-1,
Cl. A, 2.67%, 10/17/22	4,145,000	4,155,882
BA Credit Card Trust, Series 2017-A2, Cl. A2, 1.84%, 1/17/23	10,000,000	9,991,237
Capital One Multi-Asset Execution Trust, Series 2016-A6, Cl.
A6, 1.82%, 9/15/22	1,837,000	1,836,436
Chase Issuance Trust, Series 2015-A4, Cl. A4, 1.84%, 4/15/22	9,827,000	9,816,985
Citibank Credit Card Issuance Trust, Series 2017-A3, Cl. A3,
1.92%, 4/7/22	10,000,000	9,993,951
Discover Card Execution Note Trust, Series 2015-A2, Cl. A,
1.90%, 10/17/22	9,649,000	9,643,332
Synchrony Credit Card Master Note Trust:
Series 2015-1, Cl. A, 2.37%, 3/15/23	10,000,000	10,011,136
Series 2017-1, Cl. A, 1.93%, 6/15/23	8,294,000	8,282,126
World Financial Network Credit Card Master Trust:
Series 2015-B, Cl. A, 2.55%, 6/17/24	10,000,000	10,033,688
Series 2018-A, Cl. A, 3.07%, 12/16/24	7,965,000	8,066,558
Series 2018-B, Cl. A, 3.46%, 7/15/25	3,870,000	3,966,817
Series 2018-C, Cl. A, 3.55%, 8/15/25	7,920,000	8,161,061
Series 2019-A, Cl. A, 3.14%, 12/15/25	1,150,000	1,176,905
Series 2019-B, Cl. A, 2.49%, 4/15/26	4,555,000	4,595,183
Series 2019-C, Cl. A, 2.21%, 7/15/26	3,910,000	3,904,900
		103,636,197

Home Equity Loans—0.1%
CNH Equipment Trust, Series 2017-C, Cl. B, 2.54%, 5/15/25	960,000	971,317

Leases—0.9%
CCG Receivables Trust:
Series 2017-1, Cl. B, 2.75%, 11/14/23[1]	2,915,000	2,919,163
Series 2018-1, Cl. B, 3.09%, 6/16/25[1]	1,320,000	1,334,414
Series 2018-1, Cl. C, 3.42%, 6/16/25[1]	381,000	386,374
Series 2018-2, Cl. C, 3.87%, 12/15/25[1]	980,000	1,010,785
Series 2019-1, Cl. B, 3.22%, 9/14/26[1]	2,740,000	2,812,454
Series 2019-1, Cl. C, 3.57%, 9/14/26[1]	670,000	686,261
CNH Equipment Trust, Series 2019-A, Cl. A4, 3.22%, 1/15/26	1,910,000	1,985,968
Dell Equipment Finance Trust:
Series 2017-2, Cl. B, 2.47%, 10/24/22[1]	955,000	956,289
Series 2018-1, Cl. B, 3.34%, 6/22/23[1]	1,366,000	1,386,288

3 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Leases (Continued)
Dell Equipment Finance Trust: (Continued)
Series 2019-1, Cl. C, 3.14%, 3/22/24[1]	$5,330,000	$ 5,421,269
Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%,
4/19/44[1]	581,499	581,577
		19,480,842

Loans—1.3%
Ford Credit Floorplan Master Owner Trust A, Series 2019-3,
Cl. A2, 2.65% [US0001M+60], 9/15/24[2]	9,380,000	9,388,478
GMF Floorplan Owner Revolving Trust:
Series 2018-3, Cl. B, 3.49%, 9/15/22[1]	4,056,000	4,099,585
Series 2018-3, Cl. C, 3.68%, 9/15/22[1]	3,435,000	3,471,706
Series 2018-4, Cl. B, 3.68%, 9/15/23[1]	3,435,000	3,527,529
Series 2018-4, Cl. C, 3.88%, 9/15/23[1]	4,295,000	4,414,324
Navistar Financial Dealer Note Master Owner Trust II:
Series 2018-1, Cl. A, 2.648% [US0001M+63], 9/25/23[1,2]	1,830,000	1,832,702
Series 2018-1, Cl. B, 2.818% [US0001M+80], 9/25/23[1,2]	2,165,000	2,167,369
		28,901,693
Total Asset-Backed Securities (Cost $374,835,812)		379,629,774

Mortgage-Backed Obligations—29.6%
Agency—19.3%
U. S. Agency Securities—19.3%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through
Certificates, Series 2005-R5, Cl. M2, 2.708% [US0001M+69], 7/25/352	450,502	451,932
Chase Funding Trust, Series 2003-2, Cl. 2A2, 2.578% [US0001M+56],
2/25/33[2]	362,314	355,473
Federal Home Loan Mortgage Corp. Gold Pool:
5.50%, 9/1/39	986,106	1,108,246
6.00%, 7/1/24-11/1/37	141,151	159,015
6.50%, 4/1/21-4/1/34	169,842	187,766
7.00%, 7/1/21-10/1/37	1,531,650	1,759,485
9.00%, 8/1/22-5/1/25	2,546	2,744
Federal Home Loan Mortgage Corp. , Interest-Only Stripped Mtg. -Backed Security:
Series 183, Cl. IO, 99.999%, 4/1/27[3]	163,840	25,836
Series 192, Cl. IO, 99.999%, 2/1/28[3]	19,244	2,906
Series 206, Cl. IO, 6.51%, 12/15/29[3]	40,541	8,291
Series 243, Cl. 6, 3.806%, 12/15/32[3]	132,075	22,054
Series 304, Cl. C31, 8.464%, 12/15/27[3]	2,514,974	186,382
Series 304, Cl. C45, 8.271%, 12/15/27[3]	2,092,643	148,911
Series 304, Cl. C47, 4.898%, 12/15/27[3]	1,195,141	93,817
Federal Home Loan Mortgage Corp. , Mtg. -Linked Amortizing Global Debt
Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	2,307,100	2,313,772
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass-Through Certificates, Interest-Only Stripped Mtg. -
Backed Security:
Series K734, Cl. X1, 0.00%, 2/25/26[3,4]	33,387,208	1,211,966
Series KC02, Cl. X1, 0.00%, 3/25/24[3,4]	76,679,604	1,236,482
Federal Home Loan Mortgage Corp. , Principal-Only Stripped Mtg. -Backed
Security, Series 176, Cl. PO, 4.207%, 6/1/26[5]	21,725	20,416

4 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
U. S. Agency Securities (Continued)
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	$151	$ 153
Series 1590, Cl. IA, 3.078% [LIBOR01M+105], 10/15/23[2]	271,843	275,702
Series 2034, Cl. Z, 6.50%, 2/15/28	2,860	3,161
Series 2043, Cl. ZP, 6.50%, 4/15/28	441,369	495,664
Series 2046, Cl. G, 6.50%, 4/15/28	139,662	156,910
Series 2053, Cl. Z, 6.50%, 4/15/28	2,692	3,033
Series 2063, Cl. PG, 6.50%, 6/15/28	198,745	223,874
Series 2145, Cl. MZ, 6.50%, 4/15/29	59,342	67,557
Series 2148, Cl. ZA, 6.00%, 4/15/29	94,234	104,266
Series 2195, Cl. LH, 6.50%, 10/15/29	183,633	205,542
Series 2326, Cl. ZP, 6.50%, 6/15/31	49,293	55,026
Series 2341, Cl. FP, 2.928% [LIBOR01M+90], 7/15/31[2]	101,957	102,513
Series 2423, Cl. MC, 7.00%, 3/15/32	352,717	408,521
Series 2461, Cl. PZ, 6.50%, 6/15/32	389,723	438,974
Series 2463, Cl. F, 3.028% [LIBOR01M+100], 6/15/32[2]	374,055	384,319
Series 2635, Cl. AG, 3.50%, 5/15/32	306,427	317,432
Series 2676, Cl. KY, 5.00%, 9/15/23	309,650	321,547
Series 3025, Cl. SJ, 17.316% [-3.67 x LIBOR01M+2,475],
8/15/35[2]	74,480	103,976
Series 3030, Cl. FL, 2.428% [LIBOR01M+40], 9/15/35[2]	198,484	198,613
Series 3645, Cl. EH, 3.00%, 12/15/20	695	694
Series 3822, Cl. JA, 5.00%, 6/15/40	89,238	90,177
Series 3857, Cl. GL, 3.00%, 5/15/40	13,646	13,868
Series 4221, Cl. HJ, 1.50%, 7/15/23	396,450	393,009
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg. -Backed Security:
Series 2129, Cl. S, 69.56%, 2/15/29[3]	219,487	37,820
Series 2130, Cl. SC, 78.373%, 3/15/29[3]	52,353	8,720
Series 2134, Cl. SB, 88.673%, 3/15/29[3]	63,137	8,622
Series 2493, Cl. S, 22.216%, 9/15/29[3]	16,147	2,851
Series 2682, Cl. TQ, 99.999%, 10/15/33[3]	467,757	82,232
Series 2796, Cl. SD, 85.54%, 7/15/26[3]	101,148	13,616
Series 2920, Cl. S, 21.483%, 1/15/35[3]	450,538	81,384
Series 2981, Cl. BS, 99.999%, 5/15/35[3]	956,152	177,842
Series 3005, Cl. WI, 0.00%, 7/15/35[3,4]	349,919	104,771
Series 3397, Cl. GS, 0.00%, 12/15/37[3,4]	175,903	38,786
Series 3424, Cl. EI, 0.00%, 4/15/38[3,4]	70,657	8,851
Series 3450, Cl. BI, 15.17%, 5/15/38[3]	2,022,197	389,596
Series 3606, Cl. SN, 17.548%, 12/15/39[3]	537,459	88,899
Series 4057, Cl. QI, 5.238%, 6/15/27[3]	8,424,416	591,832
Series 4146, Cl. AI, 9.359%, 12/15/27[3]	3,181,469	231,800
Series 4205, Cl. AI, 6.958%, 5/15/28[3]	2,117,999	134,220
Series 4316, Cl. JS, 0.00%, 1/15/44[3,4]	3,478,344	428,734
Series 4818, Cl. BI, 0.00%, 3/15/45[3,4]	3,544,009	358,571
Federal National Mortgage Assn. Pool:
5.00%, 3/1/21	463	477
5.50%, 2/1/35-5/1/36	766,435	867,313
6.00%, 5/1/20	65	65

5 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
U. S. Agency Securities (Continued)
Federal National Mortgage Assn. Pool: (Continued)
6.50%, 2/1/21-11/1/31	$1,139,282	$ 1,273,878
7.00%, 4/1/33-4/1/34	731,877	837,638
7.50%, 1/1/33-8/1/33	1,121,924	1,297,431
8.50%, 7/1/32	2,955	2,986
Federal National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed Security:
Series 222, Cl. 2, 99.999%, 6/25/23[3]	115,255	10,971
Series 247, Cl. 2, 0.00%, 10/25/23[3,4]	13,417	1,315
Series 252, Cl. 2, 99.999%, 11/25/23[3]	112,395	11,458
Series 254, Cl. 2, 99.999%, 1/25/24[3]	232,265	25,210
Series 301, Cl. 2, 25.254%, 4/25/29[3]	74,557	13,520
Series 303, Cl. IO, 61.689%, 11/25/29[3]	17,498	3,751
Series 319, Cl. 2, 25.156%, 2/25/32[3]	66,504	12,568
Series 320, Cl. 2, 71.503%, 4/25/32[3]	1,362,296	303,157
Series 321, Cl. 2, 31.871%, 4/25/32[3]	206,205	39,188
Series 324, Cl. 2, 21.372%, 7/25/32[3]	92,033	17,132
Series 331, Cl. 9, 9.168%, 2/25/33[3]	733,905	141,345
Series 334, Cl. 14, 31.129%, 2/25/33[3]	642,861	128,265
Series 334, Cl. 15, 12.479%, 2/25/33[3]	429,362	84,976
Series 334, Cl. 17, 40.07%, 2/25/33[3]	23,248	4,538
Series 339, Cl. 12, 0.00%, 6/25/33[3,4]	479,780	95,037
Series 339, Cl. 7, 0.00%, 11/25/33[3,4]	506,953	93,662
Series 343, Cl. 13, 99.999%, 9/25/33[3]	599,931	111,928
Series 343, Cl. 18, 99.999%, 5/25/34[3]	345,449	60,269
Series 345, Cl. 9, 0.00%, 1/25/34[3,4]	258,690	45,068
Series 351, Cl. 10, 0.00%, 4/25/34[3,4]	201,878	36,578
Series 351, Cl. 8, 0.00%, 4/25/34[3,4]	356,377	65,458
Series 356, Cl. 10, 0.00%, 6/25/35[3,4]	252,343	41,339
Series 356, Cl. 12, 0.00%, 2/25/35[3,4]	125,034	21,305
Series 362, Cl. 13, 0.00%, 8/25/35[3,4]	320,004	61,116
Series 364, Cl. 16, 0.00%, 9/25/35[3,4]	449,221	81,438
Series 365, Cl. 16, 99.999%, 3/25/36[3]	271,477	57,082
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1993-104, Cl. ZB, 6.50%, 7/25/23	39,791	42,080
Series 1993-87, Cl. Z, 6.50%, 6/25/23	38,179	40,439
Series 1996-35, Cl. Z, 7.00%, 7/25/26	15,059	16,509
Series 1998-58, Cl. PC, 6.50%, 10/25/28	105,210	117,061
Series 1998-61, Cl. PL, 6.00%, 11/25/28	135,301	150,281
Series 1999-54, Cl. LH, 6.50%, 11/25/29	200,757	223,321
Series 1999-60, Cl. PG, 7.50%, 12/25/29	1,027,033	1,173,680
Series 2001-51, Cl. OD, 6.50%, 10/25/31	157,928	168,177
Series 2002-56, Cl. FN, 3.018% [LIBOR01M+100], 7/25/32[2]	121,086	124,403
Series 2003-130, Cl. CS, 10.063% [-2 x LIBOR01M+1,410],
12/25/33[2]	70,921	73,451
Series 2003-21, Cl. FK, 2.418% [LIBOR01M+40], 3/25/33[2]	32,719	32,839
Series 2005-104, Cl. MC, 5.50%, 12/25/25	599,550	626,141
Series 2005-109, Cl. AH, 5.50%, 12/25/25	1,780,324	1,844,055
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,480,000	2,783,491
Series 2005-71, Cl. DB, 4.50%, 8/25/25	134,037	137,002

6 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
U. S. Agency Securities (Continued)
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
(Continued)
Series 2005-73, Cl. DF, 2.268% [LIBOR01M+25], 8/25/35[2]	$147,415	$ 147,261
Series 2006-50, Cl. SK, 16.799% [-3.667 x
LIBOR01M+2,420], 6/25/36[2]	268,293	415,352
Series 2008-75, Cl. DB, 4.50%, 9/25/23	1	1
Series 2009-113, Cl. DB, 3.00%, 12/25/20	6,885	6,871
Series 2009-36, Cl. FA, 2.958% [LIBOR01M+94], 6/25/37[2]	137,113	140,581
Series 2010-43, Cl. KG, 3.00%, 1/25/21	4,649	4,652
Series 2011-15, Cl. DA, 4.00%, 3/25/41	86,137	90,015
Series 2011-3, Cl. EL, 3.00%, 5/25/20	2,932	2,927
Series 2011-3, Cl. KA, 5.00%, 4/25/40	588,606	617,705
Series 2011-82, Cl. AD, 4.00%, 8/25/26	22,806	22,891
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg. -Backed Security:
Series 2001-15, Cl. SA, 99.999%, 3/17/31[3]	6,261	776
Series 2001-61, Cl. SE, 16.182%, 11/18/31[3]	99,168	17,261
Series 2001-65, Cl. S, 20.587%, 11/25/31[3]	217,120	38,239
Series 2001-81, Cl. S, 21.729%, 1/25/32[3]	30,316	5,395
Series 2002-12, Cl. SB, 25.858%, 7/25/31[3]	48,427	8,734
Series 2002-2, Cl. SW, 28.374%, 2/25/32[3]	60,584	11,479
Series 2002-38, Cl. SO, 56.762%, 4/25/32[3]	36,889	6,466
Series 2002-41, Cl. S, 29.66%, 7/25/32[3]	315,975	57,111
Series 2002-47, Cl. NS, 21.588%, 4/25/32[3]	100,459	19,775
Series 2002-5, Cl. SD, 99.999%, 2/25/32[3]	41,823	6,818
Series 2002-51, Cl. S, 21.816%, 8/25/32[3]	92,241	18,167
Series 2002-60, Cl. SM, 9.438%, 8/25/32[3]	294,145	46,511
Series 2002-60, Cl. SY, 99.999%, 4/25/32[3]	283,517	8,684
Series 2002-64, Cl. SD, 18.536%, 4/25/27[3]	124,480	20,325
Series 2002-7, Cl. SK, 14.514%, 1/25/32[3]	180,113	30,958
Series 2002-75, Cl. SA, 20.38%, 11/25/32[3]	173,340	31,755
Series 2002-77, Cl. BS, 20.075%, 12/18/32[3]	346,550	69,899
Series 2002-77, Cl. IS, 40.872%, 12/18/32[3]	62,847	12,702
Series 2002-77, Cl. SH, 18.259%, 12/18/32[3]	42,906	7,421
Series 2002-84, Cl. SA, 11.641%, 12/25/32[3]	44,854	8,162
Series 2002-89, Cl. S, 37.478%, 1/25/33[3]	439,056	94,659
Series 2002-9, Cl. MS, 23.267%, 3/25/32[3]	2,760	553
Series 2002-90, Cl. SN, 7.651%, 8/25/32[3]	267,632	45,217
Series 2002-90, Cl. SY, 9.595%, 9/25/32[3]	142,588	24,011
Series 2003-14, Cl. OI, 46.386%, 3/25/33[3]	627,282	149,245
Series 2003-26, Cl. IK, 59.992%, 4/25/33[3]	271,284	62,976
Series 2003-33, Cl. SP, 13.293%, 5/25/33[3]	280,874	61,677
Series 2003-4, Cl. S, 9.608%, 2/25/33[3]	82,370	17,438
Series 2003-52, Cl. NS, 0.00%, 6/25/23[3,4]	667,580	35,772
Series 2004-54, Cl. DS, 71.856%, 11/25/30[3]	27,543	4,205
Series 2004-56, Cl. SE, 11.00%, 10/25/33[3]	377,272	74,764
Series 2005-40, Cl. SA, 32.329%, 5/25/35[3]	253,221	44,842
Series 2005-52, Cl. JH, 35.878%, 5/25/35[3]	529,447	77,488
Series 2005-6, Cl. SE, 54.01%, 2/25/35[3]	507,945	93,269

7 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
U. S. Agency Securities (Continued)
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg. -Backed Security: (Continued)
Series 2005-93, Cl. SI, 3.251%, 10/25/35[3]	$346,926	$ 60,686
Series 2006-53, Cl. US, 0.00%, 6/25/36[3,4]	25,781	4,197
Series 2008-55, Cl. SA, 0.00%, 7/25/38[3,4]	134,546	15,168
Series 2009-8, Cl. BS, 0.00%, 2/25/24[3,4]	5,985	358
Series 2011-96, Cl. SA, 8.791%, 10/25/41[3]	767,789	135,472
Series 2012-121, Cl. IB, 7.456%, 11/25/27[3]	3,500,161	269,570
Series 2012-134, Cl. SA, 0.345%, 12/25/42[3]	2,266,713	413,177
Series 2012-40, Cl. PI, 26.643%, 4/25/41[3]	1,513,119	147,342
Series 2015-57, Cl. LI, 6.03%, 8/25/35[3]	7,765,352	1,016,501
Series 2016-45, Cl. MI, 7.894%, 7/25/46[3]	2,194,132	407,093
Series 2017-60, Cl. LI, 0.00%, 8/25/47[3,4]	3,660,033	367,492
Series 2017-66, Cl. AS, 0.00%, 9/25/47[3,4]	18,363,195	2,781,402
Series 2018-16, Cl. NI, 0.659%, 12/25/44[3]	1,781,360	167,495
Series 2018-69, Cl. CI, 0.00%, 10/25/46[3,4]	3,431,306	182,124
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates, Principal-Only Stripped Mtg. -Backed
Security, Series 1993-184, Cl. M, 5.334%, 9/25/23[5]	37,852	36,329
Federal National Mortgage Assn. , TBA:
2.50%, 10/1/48[6]	24,090,000	24,299,376
3.00%, 10/1/34-10/1/48[6]	132,400,000	134,570,689
3.50%, 10/1/49[6]	100,205,000	102,815,809
4.50%, 10/1/49[6]	55,980,000	58,958,311
FREMF Mortgage Trust:
Series 2013-K25, Cl. C, 3.744%, 11/25/45[1,7]	605,000	623,991
Series 2013-K26, Cl. C, 3.721%, 12/25/45[1,7]	1,165,000	1,193,111
Series 2013-K28, Cl. C, 3.609%, 6/25/46[1,7]	2,580,000	2,660,925
Series 2013-K712, Cl. C, 3.401%, 5/25/45[1,7]	1,185,000	1,184,272
Series 2013-K713, Cl. C, 3.261%, 4/25/46[1,7]	3,220,000	3,224,180
Series 2014-K714, Cl. C, 3.986%, 1/25/47[1,7]	1,100,402	1,114,844
Series 2014-K715, Cl. C, 4.258%, 2/25/46[1,7]	2,603,236	2,646,820
Series 2015-K44, Cl. B, 3.807%, 1/25/48[1,7]	1,175,000	1,219,726
Series 2017-K62, Cl. B, 4.004%, 1/25/50[1,7]	1,040,000	1,100,445
Series 2017-K724, Cl. B, 3.599%, 11/25/23[1,7]	780,000	800,692
Government National Mortgage Assn. II Pool:
3.75% [H15T1Y+150], 7/20/25-7/20/27[2]	3,398	3,500
Government National Mortgage Assn. II Pool, TBA, 3.50%, 10/1/48[6]	38,285,000	39,671,336
Government National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed Security:
Series 2002-15, Cl. SM, 99.999%, 2/16/32[3]	139,709	450
Series 2002-76, Cl. SY, 13.746%, 12/16/26[3]	52,136	131
Series 2011-52, Cl. HS, 21.895%, 4/16/41[3]	3,421,133	544,121
Series 2017-136, Cl. LI, 5.922%, 9/16/47[3]	6,869,971	1,154,288
Series 2017-149, Cl. GS, 2.421%, 10/16/47[3]	7,188,882	1,118,647
		417,420,644

8 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
CMOs—2.7%
Collateralized Mortgage Obligations—2.7%
BANK, Interest-Only Stripped Mtg. -Backed Security, Series 2019-BN16, Cl.
XA, 13.398%, 2/15/52[3]	$24,663,086	$ 1,792,703
Bear Stearns ARM Trust, Series 2006-1, Cl. A1, 4.91% [H15T1Y+225],
2/25/36[2]	1,118,035	1,150,497
COMM Mortgage Trust, Series 2014-CR20, Cl. ASB, 3.305%, 11/10/47	1,020,000	1,050,407
Connecticut Avenue Securities:
Series 2014-C01, Cl. M2, 6.418% [US0001M+440], 1/25/24[2]	4,560,730	4,957,645
Series 2014-C02, Cl. 1M2, 4.618% [US0001M+260],
5/25/24[2]	4,416,257	4,608,095
Series 2014-C03, Cl. 1M2, 5.018% [US0001M+300],
7/25/24[2]	4,199,313	4,412,346
Series 2014-C04, Cl. 2M2, 7.018% [US0001M+500],
11/25/24[2]	4,440,199	4,751,626
Series 2016-C03, Cl. 1M1, 4.018% [US0001M+200],
10/25/28[2]	385,504	386,687
Series 2016-C06, Cl. 1M2, 6.268% [US0001M+425],
4/25/29[2]	4,785,000	5,121,285
Series 2018-C06, Cl. 2M1, 2.568% [US0001M+55], 3/25/31[2]	382,617	382,565
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass Through
Certificates, Series K735, Cl. X1, 0.00%, 5/25/264	36,179,503	2,041,027
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass-Through
Certificates, Interest-Only Stripped Mtg. -Backed Security, Series K093, Cl.
X1, 0.00%, 5/25/29[3,4]	27,812,952	2,177,020
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 3010, Cl. WB, 4.50%, 7/15/20	8,200	8,209
Series 3848, Cl. WL, 4.00%, 4/15/40	350,482	356,753
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg. -Backed Security:
Series 2422, Cl. SJ, 5.251%, 1/15/32[3]	225,847	45,233
Series 2922, Cl. SE, 22.394%, 2/15/35[3]	359,697	58,707
Series 2981, Cl. AS, 2.658%, 5/15/35[3]	891,408	129,431
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates, Series 2014-20, Cl. HL, 1.50%,
1/25/40	2,870,271	2,842,632
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg. -Backed Security:
Series 2002-52, Cl. SD, 63.637%, 9/25/32[3]	147,009	29,229
Series 2005-12, Cl. SC, 26.779%, 3/25/35[3]	161,992	26,224
FREMF Mortgage Trust:
Series 2010-K6, Cl. B, 5.539%, 12/25/46[1,7]	900,000	905,103
Series 2012-K23, Cl. C, 3.782%, 10/25/45[1,7]	680,000	702,589
Series 2013-K27, Cl. C, 3.615%, 1/25/46[1,7]	650,000	669,751
Government National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed
Security, Series 2007-17, Cl. AI, 50.273%, 4/16/37[3]	1,143,341	180,000
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-C10, Cl. AS, 3.372%, 12/15/47	4,205,000	4,334,226
Series 2014-C20, Cl. AS, 4.043%, 7/15/47	3,950,000	4,200,823
RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 4.392%, 7/26/45[1,7]	117,937	121,346

9 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Structured Agency Credit Risk Debt Nts. :
Series 2014-DN1, Cl. M2, 4.218% [US0001M+220],
2/25/24[2]	$482,170	$ 487,987
Series 2014-DN3, Cl. M3, 6.018% [US0001M+400],
8/25/24[2]	2,839,095	3,002,550
Series 2014-HQ2, Cl. M3, 5.768% [US0001M+375],
9/25/24[2]	4,050,000	4,389,462
Series 2015-HQA2, Cl. M2, 4.818% [US0001M+280],
5/25/28[2]	454,087	457,168
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Cl. 2A3,
4.991%, 3/25/36[7]	629,606	646,237
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Cl. AS, 3.488%,
6/15/46	2,330,000	2,418,574
		58,844,137

Non-Agency—7.6%
Adjustable-Rate Mortgages—7.6%
Alternative Loan Trust, Series 2005-29CB, Cl. A4, 5.00%, 7/25/35	561,141	489,164
Banc of America Funding Trust:
Series 2007-1, Cl. 1A3, 6.00%, 1/25/37	374,961	370,063
Series 2007-C, Cl. 1A4, 4.577%, 5/20/36[7]	149,152	149,801
Series 2014-R7, Cl. 3A1, 4.991%, 3/26/36[1,7]	232,448	234,175
Banc of America Mortgage Trust, Series 2007-1, Cl. 1A24, 6.00%, 3/25/37	433,245	412,183
BCAP LLC Trust, Series 2011-R11, Cl. 18A5, 4.69% [H15T1Y+210],
9/26/35[1,2]	2,129	2,129
Bear Stearns ARM Trust, Series 2005-9, Cl. A1, 4.27% [H15T1Y+230],
10/25/35[2]	415,707	428,853
Benchmark Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2018-B1, Cl. XA, 14.698%, 1/15/513	35,357,865	1,246,280
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg.
Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0.00%, 6/22/241,3,4,8	53,398	874
CD Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2017-CD6, Cl. XA, 14.97%, 11/13/503	11,673,998	638,155
Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 4.339%, 1/25/36[7]	891,108	885,473
CHL Mortgage Pass-Through Trust:
Series 2005-26, Cl. 1A8, 5.50%, 11/25/35	359,000	334,747
Series 2006-6, Cl. A3, 6.00%, 4/25/36	332,322	272,358
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Cl. AAB, 3.477%,
5/10/47	1,435,591	1,480,803
Citigroup Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates:
Series 2013-GC17, Cl. XA, 0.00%, 11/10/46[3,4]	13,069,547	479,645
Series 2017-C4, Cl. XA, 14.047%, 10/12/50[3]	30,878,293	2,042,466
Citigroup Mortgage Loan Trust, Inc. , Series 2006-AR1, Cl. 1A1, 4.97%
[H15T1Y+240], 10/25/35[2]	2,006,855	2,016,675
COMM Mortgage Trust:
Series 2013-CR6, Cl. AM, 3.147%, 3/10/46[1]	2,945,000	3,024,843
Series 2014-CR21, Cl. AM, 3.987%, 12/10/47	6,135,175	6,600,632
Series 2014-LC15, Cl. AM, 4.198%, 4/10/47	2,865,000	3,063,517
Series 2014-UBS6, Cl. AM, 4.048%, 12/10/47	5,720,000	6,103,652

10 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Adjustable-Rate Mortgages (Continued)
COMM Mortgage Trust, Interest-Only Stripped Mtg. -Backed Security, Series
2012-CR5, Cl. XA, 23.895%, 12/10/45[3]	$12,225,776	$ 514,199
Connecticut Avenue Securities:
Series 2014-C03, Cl. 2M2, 4.918% [US0001M+290],
7/25/24[2]	1,343,525	1,400,447
Series 2016-C01, Cl. 1M2, 8.768% [US0001M+675],
8/25/28[2]	2,628,362	2,889,111
Series 2016-C02, Cl. 1M2, 8.018% [US0001M+600],
9/25/28[2]	4,833,774	5,276,314
Series 2017-C02, Cl. 2M1, 3.168% [US0001M+115],
9/25/29[2]	2,132,725	2,136,431
Series 2017-C03, Cl. 1M1, 2.968% [US0001M+95],
10/25/29[2]	3,875,245	3,882,615
Series 2018-C01, Cl. 1M1, 2.618% [US0001M+60], 7/25/30[2]	6,490,111	6,489,479
Series 2018-C03, Cl. 1M1, 2.698% [US0001M+68],
10/25/30[2]	3,868,851	3,870,465
Series 2018-C05, Cl. 1M1, 2.738% [US0001M+72], 1/25/31[2]	1,301,819	1,302,658
Connecticut Avenue Securities Trust, Series 2019-R02, Cl. 1M1, 2.868%
[US0001M+85], 8/25/31[1,2]	3,734,666	3,738,754
Countrywide Alternative Loan Trust, Series 2005-21CB, Cl. A7, 5.50%,
6/25/35	1,011,878	1,011,195
CSMC Mortgage-Backed Trust, Series 2006-6, Cl. 1A4, 6.00%, 7/25/36	776,558	633,707
Federal Home Loan Mortgage Corp. , Series 2018-HQA2, Cl. M1, 2.768%
[US0001M+75], 10/25/48[1,2]	5,667,123	5,670,247
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass-Through
Certificates, Interest-Only Stripped Mtg. -Backed Security, Series KC03, Cl.
X1, 0.00%, 11/25/24[3,4]	42,775,000	1,000,516
Federal Home Loan Mortgage Corp. , STACR Trust, Series 2019-HRP1, Cl.
M2, 3.418% [US0001M+140], 2/25/49[1,2]	1,025,000	1,026,346
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Cl.
1A6, 2.668% [US0001M+65], 11/25/35[2]	662,842	429,157
GS Mortgage Securities Trust:
Series 2012-GC6, Cl. A3, 3.482%, 1/10/45	1,414,657	1,446,129
Series 2012-GC6, Cl. AS, 4.948%, 1/10/45[1]	1,666,000	1,755,856
Series 2013-GC12, Cl. AAB, 2.678%, 6/10/46	395,586	397,612
Series 2013-GC16, Cl. AS, 4.649%, 11/10/46	974,215	1,063,729
Series 2014-GC18, Cl. AAB, 3.648%, 1/10/47	1,164,483	1,200,019
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 4.643%, 7/25/35[7]	206,184	211,573
HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 2.328% [US0001M+31],
7/25/35[2]	203,764	204,571
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-C16, Cl. AS, 4.517%, 12/15/46	3,490,000	3,775,993
Series 2013-LC11, Cl. AS, 3.216%, 4/15/46	1,722,000	1,763,621
Series 2016-JP3, Cl. A2, 2.435%, 8/15/49	2,595,641	2,597,099
JP Morgan Mortgage Trust:
Series 2007-A1, Cl. 5A1, 4.627%, 7/25/35[7]	642,648	658,792
Series 2018-8, Cl. A17, 4.00%, 1/25/49[1,7]	835,000	863,630
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C18, Cl. A3, 3.578%, 2/15/47	602,515	611,017
Series 2014-C24, Cl. B, 4.116%, 11/15/47[7]	2,630,000	2,770,723

11 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Adjustable-Rate Mortgages (Continued)
JPMBB Commercial Mortgage Securities Trust: (Continued)
Series 2014-C25, Cl. AS, 4.065%, 11/15/47	$6,036,000	$ 6,463,216
Series 2015-C28, Cl. AS, 3.532%, 10/15/48	3,400,000	3,561,314
JPMBB Commercial Mortgage Securities Trust. , Interest-Only Stripped Mtg. -
Backed Security, Series 2015-C27, Cl. XA, 25.422%, 2/15/48[3]	45,277,926	1,970,088
LB Commercial Conduit Mortgage Trust, Interest-Only Stripped Mtg. -Backed
Security, Series 1998-C1, Cl. IO, 0.00%, 2/18/30[3,4]	38,597	1
Lehman Structured Securities Corp. , Series 2002-GE1, Cl. A, 0.00%,
7/26/24[1,7,8]	14,836	9,911
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9, Cl. AS, 3.456%, 5/15/46	6,222,000	6,460,756
Series 2014-C19, Cl. AS, 3.832%, 12/15/47	5,035,000	5,375,450
Morgan Stanley Capital I Trust, Series 2011-C2, Cl. A4, 4.661%, 6/15/44[1]	1,815,000	1,872,701
Morgan Stanley Capital I, Inc. , Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2017-HR2, Cl. XA, 13.142%, 12/15/503	13,223,799	707,861
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1B, 3.601%,
11/26/36[1,7]	2,016,596	1,966,684
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 4.052%,
6/26/46[1,7]	73,816	74,115
RALI Trust:
Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	99,824	91,486
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	497,412	471,162
Residential Asset Securitization Trust, Series 2005-A6CB, Cl. A7, 6.00%,
6/25/35	265,261	245,457
STACR Trust:
Series 2018-DNA2, Cl. M1, 2.818% [US0001M+80],
12/25/30[1,2]	4,937,124	4,943,401
Series 2018-DNA3, Cl. M1, 2.768% [US0001M+75],
9/25/48[1,2]	894,262	895,318
Series 2018-HRP2, Cl. M2, 3.268% [US0001M+125],
2/25/47[1,2]	3,480,000	3,491,311
Structured Agency Credit Risk Debt Nts. :
Series 2016-DNA1, Cl. M2, 5.045% [US0001M+290],
7/25/28[2]	605,352	609,575
Series 2016-DNA2, Cl. M3, 6.668% [US0001M+465],
10/25/28[2]	1,570,000	1,684,107
Series 2017-HQA1, Cl. M1, 3.218% [US0001M+120],
8/25/29[2]	3,174,417	3,179,714
Series 2018-DNA1, Cl. M1, 2.468% [US0001M+45],
7/25/30[2]	6,481,186	6,473,684
UBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-
Through Certificates, Series 2017-C5, Cl. XA, 14.70%, 11/15/503	20,076,469	1,194,468
WaMu Mortgage Pass-Through Certificates Trust:
Series 2003-AR10, Cl. A7, 4.416%, 10/25/33[7]	492,194	502,509
Series 2005-AR14, Cl. 1A4, 4.166%, 12/25/35[7]	649,904	649,664
Series 2005-AR16, Cl. 1A1, 4.215%, 12/25/35[7]	618,004	618,694
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Cl. ASB,
2.934%, 5/15/48	5,135,000	5,242,027
Wells Fargo Commercial Mortgage Trust, Interest-Only Commercial Mtg.
Pass-Through Certificates, Series 2017-C42, Cl. XA, 12.88%, 12/15/503	18,406,757	1,129,643

12 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Adjustable-Rate Mortgages (Continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Cl. A7,
4.00%, 11/25/48[1,7]	$1,670,527	$ 1,684,159
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR15, Cl. 1A2, 4.774%, 9/25/35[7]	800,444	799,088
Series 2005-AR15, Cl. 1A6, 4.774%, 9/25/35[7]	66,439	66,327
Series 2005-AR4, Cl. 2A2, 5.088%, 4/25/35[7]	1,485,336	1,514,279
Series 2007-16, Cl. 1A1, 6.00%, 12/28/37	184,792	185,423
WF-RBS Commercial Mortgage Trust:
Series 2014-C20, Cl. AS, 4.176%, 5/15/47	1,693,000	1,816,260
Series 2014-C25, Cl. AS, 3.984%, 11/15/47	5,225,000	5,611,474
Series 2014-LC14, Cl. AS, 4.351%, 3/15/47[7]	2,174,838	2,345,249
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-
Through Certificates, Series 2011-C3, Cl. XA, 34.362%, 3/15/441,3	13,830,647	230,178
		165,005,247
Total Mortgage-Backed Obligations (Cost $640,873,481)		641,270,028

Corporate Bonds and Notes—45.4%
Consumer Discretionary—5.9%
Automobiles—2.1%
Daimler Finance North America LLC, 2.55% Sr. Unsec. Nts. ,
8/15/22[1]	5,385,000	5,407,803
Ford Motor Credit Co. LLC:
5.113% Sr. Unsec. Nts. , 5/3/29	2,900,000	2,923,506
5.584% Sr. Unsec. Nts. , 3/18/24	3,600,000	3,831,440
General Motors Co. , 6.25% Sr. Unsec. Nts. , 10/2/43	1,336,000	1,461,888
General Motors Financial Co. , Inc.:
4.15% Sr. Unsec. Nts. , 6/19/23	4,949,000	5,149,628
4.20% Sr. Unsec. Nts. , 11/6/21	4,217,000	4,351,748
Harley-Davidson Financial Services, Inc. , 2.55% Sr. Unsec.
Nts. , 6/9/22[1]	5,337,000	5,334,171
Hyundai Capital America, 4.125% Sr. Unsec. Nts. , 6/8/23[1]	5,286,000	5,519,379
Nissan Motor Acceptance Corp. , 3.65% Sr. Unsec. Nts. ,
9/21/21[1]	5,177,000	5,297,329
Volkswagen Group of America Finance LLC, 4.00% Sr. Unsec.
Nts. , 11/12/21[1]	4,990,000	5,158,688
		44,435,580
Entertainment—0.1%
Viacom, Inc. , 4.375% Sr. Unsec. Nts. , 3/15/43	1,670,000	1,724,454
Hotels, Restaurants & Leisure—0.2%
Las Vegas Sands Corp. , 3.50% Sr. Unsec. Nts. , 8/18/26	4,134,000	4,205,696
McDonald's Corp. , 3.625% Sr. Unsec. Nts. , 9/1/49	1,243,000	1,263,327
		5,469,023
Household Durables—0.7%
DR Horton, Inc. , 4.75% Sr. Unsec. Nts. , 2/15/23	4,855,000	5,171,475
Lennar Corp. , 4.75% Sr. Unsec. Nts. , 5/30/25	5,255,000	5,635,987

13 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Household Durables (Continued)
Toll Brothers Finance Corp.:
4.375% Sr. Unsec. Nts. , 4/15/23	$2,711,000	$ 2,853,328
4.875% Sr. Unsec. Nts. , 3/15/27	1,445,000	1,555,181
		15,215,971

Internet & Catalog Retail—0.4%
QVC, Inc. , 4.45% Sr. Sec. Nts. , 2/15/25	8,060,000	8,369,368

Media—1.6%
CBS Corp. , 4.20% Sr. Unsec. Nts. , 6/1/29	2,505,000	2,721,122
Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.125% Sr. Sec. Nts. ,
7/1/49	1,435,000	1,534,693
Comcast Corp. , 4.00% Sr. Unsec. Nts. , 3/1/48	1,434,000	1,591,463
Discovery Communications LLC, 4.125% Sr. Unsec. Nts. ,
5/15/29	3,112,000	3,281,104
Fox Corp. , 3.666% Sr. Unsec. Nts. , 1/25/22[1]	3,885,000	4,012,718
Interpublic Group of Cos. , Inc. (The):
3.75% Sr. Unsec. Nts. , 10/1/21	4,207,000	4,313,976
4.20% Sr. Unsec. Nts. , 4/15/24	5,050,000	5,419,595
Time Warner Cable LLC, 4.50% Sr. Sec. Nts. , 9/15/42	1,811,000	1,784,832
Virgin Media Secured Finance plc, 5.25% Sr. Sec. Nts. ,
1/15/26[1]	5,176,000	5,337,750
WPP Finance 2010, 3.75% Sr. Unsec. Nts. , 9/19/24	5,208,000	5,421,690
		35,418,943

Specialty Retail—0.5%
AutoNation, Inc. , 5.50% Sr. Unsec. Nts. , 2/1/20	4,973,000	5,025,803
Ross Stores, Inc. , 3.375% Sr. Unsec. Nts. , 9/15/24	5,507,000	5,752,265
		10,778,068
Textiles, Apparel & Luxury Goods—0.3%
Hanesbrands, Inc. , 4.875% Sr. Unsec. Nts. , 5/15/26[1]	5,153,000	5,469,910
Consumer Staples—4.6%
Beverages—1.1%
Anheuser-Busch InBev Worldwide, Inc. , 8.20% Sr. Unsec. Nts. ,
1/15/39	3,126,000	4,976,694
Bacardi Ltd. , 4.70% Sr. Unsec. Nts. , 5/15/28[1]	2,674,000	2,923,517
Keurig Dr Pepper, Inc. , 4.057% Sr. Unsec. Nts. , 5/25/23	4,929,000	5,218,754
Molson Coors Brewing Co. , 2.10% Sr. Unsec. Nts. , 7/15/21	5,266,000	5,267,153
Pernod Ricard SA, 4.25% Sr. Unsec. Nts. , 7/15/22[1]	4,732,000	4,983,344
		23,369,462

Food & Staples Retailing—0.3%
Kroger Co. (The), 4.45% Sr. Unsec. Nts. , 2/1/47	1,486,000	1,536,443
Walgreen Co. , 3.10% Sr. Unsec. Nts. , 9/15/22	5,141,000	5,268,185
		6,804,628

14 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Food Products—2.2%
Bunge Ltd. Finance Corp.:
3.25% Sr. Unsec. Nts. , 8/15/26	$3,613,000	$ 3,616,860
3.50% Sr. Unsec. Nts. , 11/24/20	4,884,000	4,938,058
Conagra Brands, Inc.:
3.80% Sr. Unsec. Nts. , 10/22/21	4,101,000	4,233,370
4.60% Sr. Unsec. Nts. , 11/1/25	5,142,000	5,659,741
Kraft Heinz Foods Co. , 4.375% Sr. Unsec. Nts. , 6/1/46	3,223,000	3,065,227
Lamb Weston Holdings, Inc. , 4.875% Sr. Unsec. Nts. , 11/1/26[1]	4,920,000	5,178,300
Mondelez International Holdings Netherlands BV, 2.00% Sr.
Unsec. Nts. , 10/28/21[1]	5,392,000	5,382,843
Smithfield Foods, Inc.:
2.70% Sr. Unsec. Nts. , 1/31/20[1]	2,252,000	2,250,857
3.35% Sr. Unsec. Nts. , 2/1/22[1]	2,929,000	2,939,398
5.20% Sr. Unsec. Nts. , 4/1/29[1]	4,076,000	4,497,001
Tyson Foods, Inc.:
3.90% Sr. Unsec. Nts. , 9/28/23	4,296,000	4,555,151
5.10% Sr. Unsec. Nts. , 9/28/48	1,389,000	1,688,964
		48,005,770

Tobacco—1.0%
Altria Group, Inc. , 3.49% Sr. Unsec. Nts. , 2/14/22	3,238,000	3,322,497
BAT Capital Corp. , 3.557% Sr. Unsec. Nts. , 8/15/27	2,912,000	2,930,744
BAT International Finance plc, 3.25% Sr. Unsec. Nts. , 6/7/22[1]	5,124,000	5,236,302
Imperial Brands Finance plc, 3.75% Sr. Unsec. Nts. , 7/21/22[1]	5,217,000	5,372,676
Imperial Tobacco Finance plc, 2.95% Sr. Unsec. Nts. , 7/21/20[1]	3,937,000	3,951,898
		20,814,117

Energy—4.5%
Energy Equipment & Services—0.2%
Schlumberger Holdings Corp. , 4.00% Sr. Unsec. Nts. ,
12/21/25[1]	2,890,000	3,083,974

Oil, Gas & Consumable Fuels—4.3%
Apache Corp. , 4.375% Sr. Unsec. Nts. , 10/15/28	3,972,000	4,077,262
Boardwalk Pipelines LP, 4.95% Sr. Unsec. Nts. , 12/15/24	2,509,000	2,685,142
Cenovus Energy, Inc. , 4.25% Sr. Unsec. Nts. , 4/15/27	3,053,000	3,185,976
Cimarex Energy Co. , 4.375% Sr. Unsec. Nts. , 3/15/29	2,513,000	2,647,504
Columbia Pipeline Group, Inc. , 3.30% Sr. Unsec. Nts. , 6/1/20	4,870,000	4,897,940
Continental Resources, Inc. , 4.375% Sr. Unsec. Nts. , 1/15/28	2,933,000	3,035,689
Devon Energy Corp. , 4.75% Sr. Unsec. Nts. , 5/15/42	1,000,000	1,100,960
Energy Transfer Operating LP:
4.25% Sr. Unsec. Nts. , 3/15/23	4,125,000	4,313,187
5.30% Sr. Unsec. Nts. , 4/15/47	1,501,000	1,617,320
Enterprise Products Operating LLC, 4.20% Sr. Unsec. Nts. ,
1/31/50	1,902,000	2,042,659
EQT Corp. :
2.50% Sr. Unsec. Nts. , 10/1/20	2,380,000	2,376,602
3.00% Sr. Unsec. Nts. , 10/1/22	2,943,000	2,831,099

15 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Kinder Morgan Energy Partners LP, 5.80% Sr. Unsec. Nts. ,
3/1/21	$2,082,000	$ 2,181,739
Kinder Morgan, Inc. , 5.20% Sr. Unsec. Nts. , 3/1/48	1,936,000	2,234,157
Marathon Petroleum Corp. , 4.50% Sr. Unsec. Nts. , 4/1/48	1,109,000	1,161,207
Midwest Connector Capital Co. LLC, 3.625% Sr. Unsec. Nts. ,
4/1/22[1]	4,948,000	5,077,568
MPLX LP:
3.202% [US0003M+110] Sr. Unsec. Nts. , 9/9/22[2]	2,497,000	2,505,226
4.25% Sr. Unsec. Nts. , 12/1/27[1]	3,040,000	3,229,551
Newfield Exploration Co. , 5.625% Sr. Unsec. Nts. , 7/1/24	4,734,000	5,230,471
Occidental Petroleum Corp.:
2.90% Sr. Unsec. Nts. , 8/15/24	5,799,000	5,849,529
3.50% Sr. Unsec. Nts. , 8/15/29	2,652,000	2,694,878
4.50% Sr. Unsec. Nts. , 7/15/44	1,362,000	1,387,895
ONEOK, Inc. , 4.35% Sr. Unsec. Nts. , 3/15/29	2,522,000	2,700,776
Plains All American Pipeline LP/PAA Finance Corp. , 3.55% Sr.
Unsec. Nts. , 12/15/29	2,566,000	2,527,957
Rockies Express Pipeline LLC, 4.95% Sr. Unsec. Nts. , 7/15/29[1]	2,624,000	2,614,964
Sabine Pass Liquefaction LLC:
4.20% Sr. Sec. Nts. , 3/15/28	2,699,000	2,863,686
5.75% Sr. Sec. Nts. , 5/15/24	4,700,000	5,242,239
Sunoco Logistics Partners Operations LP, 4.00% Sr. Unsec.
Nts. , 10/1/27	3,243,000	3,360,152
Valero Energy Corp. , 4.00% Sr. Unsec. Nts. , 4/1/29	2,462,000	2,619,510
Williams Cos. , Inc. (The), 3.70% Sr. Unsec. Nts. , 1/15/23	5,303,000	5,487,692
		93,780,537

Financials—14.0%
Capital Markets—2.0%
Brookfield Asset Management, Inc. , 4.00% Sr. Unsec. Nts. ,
1/15/25	4,078,000	4,341,594
Carlyle Finance Subsidiary LLC, 3.50% Sr. Unsec. Nts. ,
9/19/29[1]	2,650,000	2,629,954
Credit Suisse Group AG, 3.869% [US0003M+141] Sr. Unsec.
Nts. , 1/12/29[1,2]	2,980,000	3,141,325
Credit Suisse Group Funding Guernsey Ltd. , 4.55% Sr. Unsec.
Nts. , 4/17/26	2,435,000	2,683,343
E*TRADE Financial Corp. , 5.875% [US0003M+443.5] Jr. Sub.
Perpetual Bonds[2,9]	581,000	621,670
Goldman Sachs Group, Inc. (The):
3.50% Sr. Unsec. Nts. , 11/16/26	2,654,000	2,762,825
3.691% [US0003M+151] Sr. Unsec. Nts. , 6/5/28[2]	1,000,000	1,050,699
3.75% Sr. Unsec. Nts. , 2/25/26	2,550,000	2,700,015
Macquarie Group Ltd. , 3.763% [US0003M+137.2] Sr. Unsec.
Nts. , 11/28/28[1,2]	3,899,000	4,086,191
Morgan Stanley:
3.95% Sub. Nts. , 4/23/27	1,200,000	1,269,175
4.431% [US0003M+162.8] Sr. Unsec. Nts. , 1/23/30[2]	3,796,000	4,268,670
5.00% Sub. Nts. , 11/24/25	4,060,000	4,552,583

16 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Capital Markets (Continued)
Northern Trust Corp. , 3.375% [US0003M+113.1] Sub. Nts. ,
5/8/32[2]	$1,803,000	$ 1,851,852
Raymond James Financial, Inc. , 3.625% Sr. Unsec. Nts. ,
9/15/26	2,395,000	2,508,023
UBS Group Funding Switzerland AG:
4.125% Sr. Unsec. Nts. , 4/15/26[1]	2,732,000	2,974,435
4.253% Sr. Unsec. Nts. , 3/23/28[1]	1,954,000	2,133,427
		43,575,781

Commercial Banks—7.4%
Bank of America Corp.:
3.593% [US0003M+137] Sr. Unsec. Nts. , 7/21/28[2]	600,000	634,822
3.824% [US0003M+157.5] Sr. Unsec. Nts. , 1/20/28[2]	3,221,000	3,464,152
4.271% [US0003M+131] Sr. Unsec. Nts. , 7/23/29[2]	4,245,000	4,734,704
7.75% Sub. Nts. , 5/14/38	3,570,000	5,437,229
Bank of Ireland Group plc, 4.50% Sr. Unsec. Nts. , 11/25/23[1]	4,179,000	4,390,272
Bank of Montreal, Series E, 3.30% Sr. Unsec. Nts. , 2/5/24	3,842,000	4,000,928
BBVA USA, 2.50% Sr. Unsec. Nts. , 8/27/24	4,312,000	4,277,575
BNP Paribas SA:
4.375% [USSW5+148.3] Sub. Nts. , 3/1/33[1,2]	2,839,000	2,997,503
4.40% Sr. Unsec. Nts. , 8/14/28[1]	1,900,000	2,099,548
Branch Banking & Trust Co. , 2.636% [H15T5Y+115] Sub.
Nts. , 9/17/29[2]	6,477,000	6,439,620
Citigroup, Inc.:
4.075% [US0003M+119.2] Sr. Unsec. Nts. , 4/23/29[2]	4,219,000	4,610,354
4.75% Sub. Nts. , 5/18/46	1,946,000	2,271,281
5.00% [SOFRRATE+381.3] Jr. Sub. Perpetual Bonds[2,9]	4,138,000	4,191,070
Citizens Bank NA (Providence RI), 2.65% Sr. Unsec. Nts. ,
5/26/22	1,014,000	1,026,584
Credit Agricole SA, 4.375% Sub. Nts. , 3/17/25[1]	4,782,000	5,087,076
Credit Suisse AG (New York), 3.625% Sr. Unsec. Nts. , 9/9/24	3,175,000	3,361,722
Danske Bank AS, 3.244% [US0003M+159.1] Sr. Unsec. Nts. ,
12/20/25[1,2]	2,469,000	2,490,912
Discover Bank, 4.65% Sr. Unsec. Nts. , 9/13/28	1,945,000	2,168,548
Fifth Third Bank (Cincinnati OH), 3.85% Sub. Nts. , 3/15/26	2,461,000	2,626,425
HSBC Holdings plc:
3.95% [US0003M+98.72] Sr. Unsec. Nts. , 5/18/24[2]	1,709,000	1,788,716
4.041% [US0003M+154.6] Sr. Unsec. Nts. , 3/13/28[2]	2,142,000	2,275,358
4.583% [US0003M+153.46] Sr. Unsec. Nts. , 6/19/29[2]	2,854,000	3,168,523
Huntington Bancshares, Inc. , 4.00% Sr. Unsec. Nts. , 5/15/25	5,274,000	5,659,019
JPMorgan Chase & Co. :
3.54% [US0003M+138] Sr. Unsec. Nts. , 5/1/28[2]	3,969,000	4,184,351
3.782% [US0003M+133.7] Sr. Unsec. Nts. , 2/1/28[2]	5,368,000	5,754,634
3.797% [US0003M+89] Sr. Unsec. Nts. , 7/23/24[2]	5,275,000	5,570,249
KeyBank NA (Cleveland OH), 3.40% Sub. Nts. , 5/20/26	3,162,000	3,299,149
KeyCorp, 4.15% Sr. Unsec. Nts. , 10/29/25	1,722,000	1,886,092
Lloyds Bank plc, 2.25% Sr. Unsec. Nts. , 8/14/22	4,303,000	4,300,343
Lloyds Banking Group plc, 6.657% [US0003M+127] Jr. Sub.
Perpetual Bonds[1,2,9]	4,718,000	5,048,260

17 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
Mitsubishi UFJ Financial Group, Inc. , 3.741% Sr. Unsec. Nts. ,
3/7/29	$3,054,000	$ 3,318,146
National Australia Bank, 3.933% [H15T5Y+188] Sub. Nts. ,
8/2/34[1,2]	2,563,000	2,634,278
Nordea Bank Abp, 4.625% [USSW5+169] Sub. Nts. ,
9/13/33[1,2]	1,874,000	2,057,701
PNC Financial Services Group, Inc. (The), 3.15% Sr. Unsec.
Nts. , 5/19/27	3,749,000	3,954,478
Regions Financial Corp. , 2.75% Sr. Unsec. Nts. , 8/14/22	2,893,000	2,938,423
Royal Bank of Canada, 3.70% Sr. Unsec. Nts. , 10/5/23	4,593,000	4,862,271
Santander Holdings USA, Inc. , 3.50% Sr. Unsec. Nts. , 6/7/24	4,200,000	4,312,000
Societe Generale SA, 3.875% Sr. Unsec. Nts. , 3/28/24[1]	4,001,000	4,200,647
Standard Chartered plc, 2.744% [US0003M+120] Sr. Unsec.
Nts. , 9/10/22[1,2]	5,529,000	5,536,988
SunTrust Bank (Atlanta GA):
3.30% Sub. Nts. , 5/15/26	1,798,000	1,867,509
4.05% Sr. Unsec. Nts. , 11/3/25	2,281,000	2,494,782
Synovus Financial Corp. , 3.125% Sr. Unsec. Nts. , 11/1/22	2,818,000	2,839,346
US Bancorp, 3.10% Sub. Nts. , 4/27/26	3,200,000	3,326,678
Wells Fargo & Co. :
3.584% [US0003M+131] Sr. Unsec. Nts. , 5/22/28[2]	3,927,000	4,163,470
4.75% Sub. Nts. , 12/7/46	2,512,000	2,978,203
		160,729,939
Consumer Finance—0.8%
American Express Co.:
3.125% Sr. Unsec. Nts. , 5/20/26	3,112,000	3,237,387
4.90% [US0003M+328.5] Jr. Sub. Perpetual Bonds[2,9]	4,134,000	4,143,177
Capital One Financial Corp. :
3.75% Sr. Unsec. Nts. , 3/9/27	1,666,000	1,753,664
3.80% Sr. Unsec. Nts. , 1/31/28	1,488,000	1,575,854
Discover Financial Services, 3.75% Sr. Unsec. Nts. , 3/4/25	1,743,000	1,824,723
Synchrony Financial, 4.25% Sr. Unsec. Nts. , 8/15/24	3,914,000	4,132,151
		16,666,956
Diversified Financial Services—0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.50% Sr. Unsec. Nts. , 5/26/22	5,006,000	5,135,538
AXA Equitable Holdings, Inc. , 4.35% Sr. Unsec. Nts. , 4/20/28	2,560,000	2,729,076
Blackstone Holdings Finance Co. LLC, 3.15% Sr. Unsec. Nts. ,
10/2/27[1]	1,925,000	1,988,415
BPCE SA, 4.50% Sub. Nts. , 3/15/25[1]	2,943,000	3,129,181
EDP Finance BV, 3.625% Sr. Unsec. Nts. , 7/15/24[1]	3,689,000	3,818,977
Peachtree Corners Funding Trust, 3.976% Sr. Unsec. Nts. ,
2/15/25[1]	1,973,000	2,079,909
		18,881,096
Insurance—1.2%
Brighthouse Financial, Inc. , 3.70% Sr. Unsec. Nts. , 6/22/27	1,096,000	1,084,465

18 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Insurance (Continued)
CNA Financial Corp. , 3.45% Sr. Unsec. Nts. , 8/15/27	$3,639,000	$ 3,775,963
Lincoln National Corp. , 3.80% Sr. Unsec. Nts. , 3/1/28	2,961,000	3,134,016
Manulife Financial Corp. , 4.061% [USISDA05+164.7] Sub.
Nts. , 2/24/32[2]	3,001,000	3,126,995
Marsh & McLennan Cos. , Inc. , 4.35% Sr. Unsec. Nts. , 1/30/47	1,731,000	1,998,030
Principal Financial Group, Inc. , 3.70% Sr. Unsec. Nts. , 5/15/29	3,100,000	3,344,131
Prudential Financial, Inc.:
3.70% Sr. Unsec. Nts. , 3/13/51	2,483,000	2,573,444
5.20% [US0003M+304] Jr. Sub. Nts. , 3/15/44[2]	3,888,000	4,065,954
5.375% [US0003M+303.1] Jr. Sub. Nts. , 5/15/45[2]	887,000	941,568
Willis North America, Inc. , 3.875% Sr. Unsec. Nts. , 9/15/49	1,241,000	1,216,095
		25,260,661
Real Estate Investment Trusts (REITs)—1.6%
American Tower Corp.:
3.00% Sr. Unsec. Nts. , 6/15/23	4,354,000	4,456,896
4.00% Sr. Unsec. Nts. , 6/1/25	2,732,000	2,924,294
Brixmor Operating Partnership LP, 4.125% Sr. Unsec. Nts. ,
5/15/29	2,735,000	2,924,171
Crown Castle International Corp. , 3.65% Sr. Unsec. Nts. ,
9/1/27	2,451,000	2,598,856
Essex Portfolio LP, 3.00% Sr. Unsec. Nts. , 1/15/30	2,480,000	2,507,577
Healthcare Trust of America Holdings LP, 3.50% Sr. Unsec.
Nts. , 8/1/26	3,643,000	3,758,486
Host Hotels & Resorts LP, 3.375% Sr. Unsec. Nts. , 12/15/29	828,000	827,206
Kite Realty Group LP, 4.00% Sr. Unsec. Nts. , 10/1/26	3,627,000	3,603,365
Regency Centers LP, 2.95% Sr. Unsec. Nts. , 9/15/29	3,813,000	3,809,986
Spirit Realty LP, 3.20% Sr. Unsec. Nts. , 1/15/27	3,489,000	3,465,651
VEREIT Operating Partnership LP, 4.625% Sr. Unsec. Nts. ,
11/1/25	4,739,000	5,177,730
		36,054,218

Thrifts & Mortgage Finance—0.1%
Nationwide Building Society, 3.96% [US0003M+185.5] Sr.
Unsec. Nts. , 7/18/30[1,2]	2,522,000	2,637,254

Health Care—4.1%
Biotechnology—0.8%
AbbVie, Inc. , 4.875% Sr. Unsec. Nts. , 11/14/48	2,117,000	2,340,755
Amgen, Inc. , 4.563% Sr. Unsec. Nts. , 6/15/48	1,437,000	1,647,847
Biogen, Inc. , 5.20% Sr. Unsec. Nts. , 9/15/45	1,527,000	1,814,032
Gilead Sciences, Inc. , 4.75% Sr. Unsec. Nts. , 3/1/46	2,009,000	2,416,222
Shire Acquisitions Investments Ireland DAC, 2.40% Sr. Unsec.
Nts. , 9/23/21	10,138,000	10,188,001
		18,406,857

Health Care Equipment & Supplies—0.6%
Becton Dickinson & Co. , 3.70% Sr. Unsec. Nts. , 6/6/27	2,707,000	2,870,481
Boston Scientific Corp. , 4.00% Sr. Unsec. Nts. , 3/1/28	4,752,000	5,214,532

19 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
Hologic, Inc. , 4.375% Sr. Unsec. Nts. , 10/15/25[1]	$4,959,000	$ 5,107,770
		13,192,783
Health Care Providers & Services—1.1%
Anthem, Inc. , 3.125% Sr. Unsec. Nts. , 5/15/22	5,210,000	5,331,498
Cigna Corp. , 4.125% Sr. Unsec. Nts. , 11/15/25	3,980,000	4,291,287
CVS Health Corp. :
2.125% Sr. Unsec. Nts. , 6/1/21	5,164,000	5,160,488
5.05% Sr. Unsec. Nts. , 3/25/48	3,293,000	3,750,809
Fresenius Medical Care US Finance II, Inc. , 5.875% Sr. Unsec.
Nts. , 1/31/22[1]	4,578,000	4,886,678
		23,420,760

Life Sciences Tools & Services—0.4%
IQVIA, Inc. , 5.00% Sr. Unsec. Nts. , 10/15/26[1]	4,833,000	5,080,691
Life Technologies Corp. , 6.00% Sr. Unsec. Nts. , 3/1/20	3,768,000	3,826,025
		8,906,716

Pharmaceuticals—1.2%
Allergan Funding SCS, 3.85% Sr. Unsec. Nts. , 6/15/24	5,101,000	5,386,283
Bayer US Finance II LLC, 3.875% Sr. Unsec. Nts. , 12/15/23[1]	5,258,000	5,496,588
Bristol-Myers Squibb Co. , 3.40% Sr. Unsec. Nts. , 7/26/29[1]	3,694,000	3,953,084
Elanco Animal Health, Inc. , 4.90% Sr. Unsec. Nts. , 8/28/28	2,298,000	2,509,278
Mylan, Inc. , 3.125% Sr. Unsec. Nts. , 1/15/23[1]	5,217,000	5,274,890
Takeda Pharmaceutical Co. Ltd. , 5.00% Sr. Unsec. Nts. ,
11/26/28[1]	2,587,000	3,031,798
		25,651,921

Industrials—3.0%
Aerospace & Defense—0.8%
BAE Systems Holdings, Inc. , 3.85% Sr. Unsec. Nts. , 12/15/25[1]	3,983,000	4,191,664
L3Harris Technologies, Inc. , 3.85% Sr. Unsec. Nts. , 6/15/23[1]	5,301,000	5,588,965
Northrop Grumman Corp. , 4.75% Sr. Unsec. Nts. , 6/1/43	2,760,000	3,385,182
United Technologies Corp. , 3.95% Sr. Unsec. Nts. , 8/16/25	3,232,000	3,540,802
		16,706,613
Air Freight & Couriers—0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. , 3.65% Sr.
Unsec. Nts. , 7/29/21[1]	1,715,000	1,755,186
Airlines—0.1%
United Airlines 2019-2 Class AA Pass Through Trust, 2.70%
1st Lien Nts. , 5/1/32	2,482,000	2,489,297

Building Products—0.4%
Fortune Brands Home & Security, Inc.:
3.25% Sr. Unsec. Nts. , 9/15/29	2,566,000	2,560,211

20 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Building Products (Continued)
Fortune Brands Home & Security, Inc. : (Continued)
4.00% Sr. Unsec. Nts. , 9/21/23	$4,958,000	$ 5,243,984
		7,804,195
Electrical Equipment—0.1%
Sensata Technologies BV, 5.00% Sr. Unsec. Nts. , 10/1/25[1]	2,715,000	2,915,231

Industrial Conglomerates—0.4%
GE Capital International Funding Co. Unlimited Co. , 3.373%
Sr. Unsec. Nts. , 11/15/25	2,753,000	2,811,268
General Electric Co. , 2.70% Sr. Unsec. Nts. , 10/9/22	5,390,000	5,405,900
		8,217,168
Machinery—0.2%
Ingersoll-Rand Luxembourg Finance SA, 3.80% Sr. Unsec.
Nts. , 3/21/29	2,458,000	2,619,528
nVent Finance Sarl, 4.55% Sr. Unsec. Nts. , 4/15/28	2,620,000	2,739,175
		5,358,703

Professional Services—0.2%
IHS Markit Ltd. , 4.125% Sr. Unsec. Nts. , 8/1/23	3,316,000	3,493,572
Road & Rail—0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp. , 3.40% Sr.
Unsec. Nts. , 11/15/26[1]	4,245,000	4,343,211
Ryder System, Inc. , 2.50% Sr. Unsec. Nts. , 9/1/24	5,192,000	5,217,174
		9,560,385
Trading Companies & Distributors—0.3%
Air Lease Corp. :
3.25% Sr. Unsec. Nts. , 3/1/25	1,679,000	1,708,962
3.625% Sr. Unsec. Nts. , 4/1/27	1,765,000	1,825,330
GATX Corp. , 3.50% Sr. Unsec. Nts. , 3/15/28	3,090,000	3,183,835
		6,718,127
Information Technology—3.7%
Communications Equipment—0.5%
British Telecommunications plc, 4.50% Sr. Unsec. Nts. ,
12/4/23	3,235,000	3,481,615
Deutsche Telekom International Finance BV, 4.375% Sr.
Unsec. Nts. , 6/21/28[1]	2,309,000	2,585,040
Motorola Solutions, Inc. , 4.60% Sr. Unsec. Nts. , 2/23/28	3,917,000	4,233,607
		10,300,262
Electronic Equipment, Instruments, & Components—0.6%
Arrow Electronics, Inc. , 3.875% Sr. Unsec. Nts. , 1/12/28	3,969,000	4,072,984
FLIR Systems, Inc. , 3.125% Sr. Unsec. Nts. , 6/15/21	5,050,000	5,105,958

21 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Electronic Equipment, Instruments, & Components (Continued)
Tech Data Corp. , 4.95% Sr. Unsec. Nts. , 2/15/27	$3,740,000	$ 4,018,091
		13,197,033

IT Services—1.0%
DXC Technology Co. , 4.75% Sr. Unsec. Nts. , 4/15/27	3,922,000	4,106,177
Fidelity National Information Services, Inc. , 4.25% Sr. Unsec.
Nts. , 5/15/28	2,523,000	2,817,526
Fiserv, Inc. , 3.50% Sr. Unsec. Nts. , 7/1/29	3,762,000	3,966,856
Global Payments, Inc. , 3.20% Sr. Unsec. Nts. , 8/15/29	2,568,000	2,606,432
PayPal Holdings, Inc. , 2.65% Sr. Unsec. Nts. , 10/1/26	2,768,000	2,784,300
VeriSign, Inc.:
4.75% Sr. Unsec. Nts. , 7/15/27	2,683,000	2,820,504
5.25% Sr. Unsec. Nts. , 4/1/25	1,611,000	1,764,931
		20,866,726

Semiconductors & Semiconductor Equipment—1.0%
Broadcom, Inc. , 3.125% Sr. Unsec. Nts. , 4/15/21[1]	5,037,000	5,086,648
Microchip Technology, Inc. , 3.922% Sr. Sec. Nts. , 6/1/21	5,261,000	5,375,415
Micron Technology, Inc. , 4.185% Sr. Unsec. Nts. , 2/15/27	3,341,000	3,441,939
NXP BV/NXP Funding LLC, 4.125% Sr. Unsec. Nts. , 6/1/21[1]	4,874,000	5,002,710
NXP BV/NXP Funding LLC/NXP USA, Inc. , 3.875% Sr. Unsec.
Nts. , 6/18/26[1]	3,325,000	3,501,512
		22,408,224

Software—0.2%
Autodesk, Inc. , 4.375% Sr. Unsec. Nts. , 6/15/25	1,675,000	1,814,316
VMware, Inc. , 3.90% Sr. Unsec. Nts. , 8/21/27	2,677,000	2,756,135
		4,570,451

Technology Hardware, Storage & Peripherals—0.4%
Apple, Inc. , 4.375% Sr. Unsec. Nts. , 5/13/45	2,911,000	3,545,895
Dell International LLC/EMC Corp. , 5.30% Sr. Sec. Nts. ,
10/1/29[1]	4,963,000	5,404,742
		8,950,637

Materials—1.7%
Chemicals—0.7%
Dow Chemical Co. (The), 3.625% Sr. Unsec. Nts. , 5/15/26[1]	3,390,000	3,541,074
Eastman Chemical Co. , 3.50% Sr. Unsec. Nts. , 12/1/21	2,135,000	2,183,316
Nutrien Ltd.:
4.875% Sr. Unsec. Nts. , 3/30/20	780,000	789,603
5.00% Sr. Unsec. Nts. , 4/1/49	1,352,000	1,578,793
RPM International, Inc. , 3.45% Sr. Unsec. Nts. , 11/15/22	3,318,000	3,408,217
Yara International ASA, 4.75% Sr. Unsec. Nts. , 6/1/28[1]	2,688,000	2,931,580
		14,432,583

22 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Construction Materials—0.1%
Martin Marietta Materials, Inc. , 3.50% Sr. Unsec. Nts. ,
12/15/27	$2,593,000	$ 2,663,703

Containers & Packaging—0.6%
International Paper Co. , 4.35% Sr. Unsec. Nts. , 8/15/48	1,406,000	1,461,793
Packaging Corp. of America, 3.65% Sr. Unsec. Nts. , 9/15/24	4,346,000	4,550,233
Silgan Holdings, Inc. , 4.75% Sr. Unsec. Nts. , 3/15/25	3,315,000	3,406,162
WRKCo, Inc. , 3.90% Sr. Unsec. Nts. , 6/1/28	3,112,000	3,284,819
		12,703,007
Metals & Mining—0.3%
Anglo American Capital plc, 3.625% Sr. Unsec. Nts. , 9/11/24[1]	1,368,000	1,411,229
ArcelorMittal, 4.25% Sr. Unsec. Nts. , 7/16/29	2,680,000	2,726,970
Newmont Goldcorp Corp. , 2.80% Sr. Unsec. Nts. , 10/1/29	2,567,000	2,539,034
		6,677,233
Telecommunication Services—1.5%
Diversified Telecommunication Services—1.0%
AT&T, Inc.:
4.30% Sr. Unsec. Nts. , 2/15/30	3,909,000	4,305,806
4.35% Sr. Unsec. Nts. , 6/15/45	1,635,000	1,727,853
4.50% Sr. Unsec. Nts. , 3/9/48	2,268,000	2,441,995
British Telecommunications plc, 9.625% Sr. Unsec. Nts. ,
12/15/30	4,310,000	6,576,892
Telefonica Emisiones SA, 4.103% Sr. Unsec. Nts. , 3/8/27	1,341,000	1,465,246
Verizon Communications, Inc.:
4.125% Sr. Unsec. Nts. , 8/15/46	2,250,000	2,512,454
4.522% Sr. Unsec. Nts. , 9/15/48	2,733,000	3,232,358
		22,262,604

Wireless Telecommunication Services—0.5%
T-Mobile USA, Inc. , 6.50% Sr. Unsec. Nts. , 1/15/26	4,494,000	4,843,139
Vodafone Group plc, 3.75% Sr. Unsec. Nts. , 1/16/24	5,215,000	5,502,045
		10,345,184
Utilities—2.4%
Electric Utilities—1.6%
AEP Texas, Inc. , 3.95% Sr. Unsec. Nts. , 6/1/28[1]	2,694,000	2,977,106
Berkshire Hathaway Energy Co. , 3.80% Sr. Unsec. Nts. ,
7/15/48	1,172,000	1,272,661
Duke Energy Corp. , 3.75% Sr. Unsec. Nts. , 9/1/46	1,111,000	1,147,716
Emera US Finance LP, 2.70% Sr. Unsec. Nts. , 6/15/21	2,866,000	2,883,567
Enel Finance International NV, 2.875% Sr. Unsec. Nts. ,
5/25/22[1]	5,048,000	5,116,728
Exelon Corp. :
2.45% Sr. Unsec. Nts. , 4/15/21	2,432,000	2,442,757
4.45% Sr. Unsec. Nts. , 4/15/46	1,380,000	1,566,846
FirstEnergy Corp. , 3.90% Sr. Unsec. Nts. , 7/15/27	2,896,000	3,088,692
Fortis, Inc. , 3.055% Sr. Unsec. Nts. , 10/4/26	1,921,000	1,954,038

23 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Electric Utilities (Continued)
Mid-Atlantic Interstate Transmission LLC, 4.10% Sr. Unsec.
Nts. , 5/15/28[1]	$2,698,000	$ 2,977,419
NextEra Energy Capital Holdings, Inc. , 2.403% Sr. Unsec. Nts. ,
9/1/21	4,141,000	4,168,335
PPL WEM Ltd. /Western Power Distribution Ltd. , 5.375% Sr.
Unsec. Nts. , 5/1/21[1]	4,885,000	5,041,894
		34,637,759

Independent Power and Renewable Electricity Producers—0.1%
NRG Energy, Inc. , 4.45% Sr. Sec. Nts. , 6/15/29[1]	2,584,000	2,696,967

Multi-Utilities—0.7%
Ameren Corp. , 2.50% Sr. Unsec. Nts. , 9/15/24	3,479,000	3,500,653
CenterPoint Energy, Inc. , 4.25% Sr. Unsec. Nts. , 11/1/28	2,296,000	2,525,665
Dominion Energy, Inc. , 2.715% Jr. Sub. Nts. , 8/15/21[7]	3,330,000	3,353,266
PSEG Power LLC, 3.00% Sr. Unsec. Nts. , 6/15/21	1,440,000	1,455,027
Sempra Energy, 3.40% Sr. Unsec. Nts. , 2/1/28	2,918,000	3,017,496
		13,852,107
Total Corporate Bonds and Notes (Cost $935,498,763)		981,707,704

	Shares
Investment Company—23.6%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%[10] (Cost
$511,384,120)	511,230,751	511,384,120
Total Investments, at Value (Cost $2,462,592,176)	116.2%	2,513,991,626
Net Other Assets (Liabilities)	(16.2)	(349,784,368)
Net Assets	100.0%	$2,164,207,258

Footnotes to Schedule of Investments
1. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933
Act, typically to qualified institutional buyers.The aggregate value of these securities at September 30, 2019 was
$485,121,771, which represented 22.42% of the Fund’s Net Assets.
2. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].
3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage
loans.These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
These securities amount to $34,925,882 or 1.61% of the Fund’s net assets at period end.
4. Interest rate is less than 0.0005%.
5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise.
The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
These securities amount to $56,745 or 0.00% of the Fund's net assets at period end.

24 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

Footnotes to Schedule of Investments (continued)
6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
7. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end.The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
8. The value of this security was determined using significant unobservable inputs.
9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
10. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of September 30, 2019.

Futures Contracts as of September 30, 2019
						Unrealized
		Expiration	Number	Notional Amount		Appreciation/
Description	Buy/Sell	Date	of Contracts	(000's)	Value	(Depreciation)
United States
Treasury Long
Bonds	Buy	12/19/19	415	USD 67,764	$ 67,359,688	$ (404,105)
United States
Treasury Nts. , 10 yr.	Buy	12/19/19	75	USD 9,709	9,773,438	64,757
United States
Treasury Nts. , 2 yr.	Buy	12/31/19	1,346	USD 290,671	290,063,000	(607,609)
United States
Treasury Nts. , 5 yr.	Sell	12/31/19	1,221	USD 145,969	145,480,243	488,376
United States Ultra
Bonds	Buy	12/19/19	1,041	USD 201,851	199,774,406	(2,076,310)
						$ (2,534,891)

Definitions
CD	Certificate of Deposit
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
LIBOR01M	ICE LIBOR USD 1 Month
SOFRRATE	United States Secured Overnight Financial Rate
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USISDA05	USD ICE Swap Rate 11:00am NY 5 Year
USSW5	USD Swap Semi 30/360 5 Year

25 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

Note 1 - Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of September 30, 2019.
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$ 379,629,774	$ —	$ 379,629,774
Mortgage-Backed Obligations	—	641,259,243	10,785	641,270,028
Corporate Bonds and Notes	—	981,707,704	—	981,707,704
Investment Company	511,384,120	—	—	511,384,120
Total Investments, at Value	511,384,120	2,002,596,721	10,785	2,513,991,626
Other Financial Instruments:
Futures contracts	553,133	—	—	553,133
Total Assets	$511,937,253	$ 2,002,596,721	$ 10,785	$ 2,514,544,759

Liabilities Table
Other Financial Instruments:
Futures contracts	$(3,088,024)	$ —	$ —	$ (3,088,024)
Total Liabilities	$(3,088,024)	$ —	$ —	$ (3,088,024)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

26 INVESCO OPPENHEIMER TOTAL RETURN BOND FUND